Finance Costs (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Finance Cost [Abstract]
Summary of Information about Finance Costs

	Years ended December 31,
	2022	2023	2024
Interest expenses on lease liabilities	$93	$150	$179